Segment Information (FY) (Details) $ in Thousands		3 Months Ended					9 Months Ended				12 Months Ended
		Sep. 30, 2017 USD ($)		Sep. 30, 2016 USD ($)		Sep. 30, 2014 USD ($)	Sep. 30, 2017 USD ($) Segment		Sep. 30, 2016 USD ($)		Dec. 31, 2016 USD ($) Segment		Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Segment Results [Abstract]
Number of reportable segments | Segment							3				3
Segment Reporting Information [Line Items]
Revenue		$ 649,600		$ 462,600			$ 1,710,400		$ 1,361,600		$ 1,939,436		$ 2,126,885		$ 2,570,005
Less items to reconcile Segment Adjusted EBITDA to Loss Before Income Taxes [Abstract]
Interest expense		30,100		43,000			115,400		128,700		170,338		162,861		164,376
Depreciation and amortization expense											172,725		163,024		160,350
Impairment of goodwill and other intangible assets											25,252		421,425		235,023
Restructuring and related business transformation costs		6,300		18,200			20,500		46,200		78,677		31,409		36,551
Income (Loss) Before Income Taxes		32,400		(22,100)			(166,300)		(60,300)		(63,150)		(366,692)		(112,929)
Restructuring and Related Business Transformation Costs [Abstract]
Restructuring charges		2,800	[1]	3,000	[1]		4,900	[1]	15,400	[1]	32,898	[2]	4,735	[2]	5,878	[2]
Severance, sign-on, relocation and executive search costs		600		5,700			2,200		12,700		22,364		18,404		15,517
Facility reorganization, relocation and other costs		1,000		2,900			3,900		6,500		8,670		1,583		362
Information technology infrastructure transformation		800		600			3,400		1,000		2,297		0		0
(Losses) gains on asset and business disposals		(600)		1,700			2,000		1,600		124		(4,510)		1,033
Consultant and other advisor fees		500		3,200			1,700		6,900		9,729		10,120		13,739
Other, net		1,200		1,100			2,400		2,100		2,595		1,077		22
Restructuring and related business transformation costs		6,300		18,200			20,500		46,200		78,677		31,409		36,551
Shareholder litigation settlement loss						$ (30,000)					0	[3]	0	[3]	(30,000)	[3]
Costs to exit and settle loss contracts															10,100
Identifiable assets		4,552,600					4,552,600				4,315,948		4,462,046	[4]	5,107,121	[4]
Capital expenditures							36,400		46,300		74,416		70,973		73,546
Operating Segments [Member]
Segment Reporting Information [Line Items]
Adjusted EBITDA		178,500		94,200	[5]		419,800		271,100	[5]	423,349		443,857		584,902
Restructuring and Related Business Transformation Costs [Abstract]
Identifiable assets											3,930,881		4,121,310	[4]	4,838,025	[4]
Operating Segments [Member] | Industrials [Member]
Segment Reporting Information [Line Items]
Revenue		288,200		265,600	[5]		819,000		803,600	[5]	1,082,357		1,149,704		1,306,058
Adjusted EBITDA		63,100		55,600	[5]		173,700		156,200	[5]	217,647		197,554		223,230
Less items to reconcile Segment Adjusted EBITDA to Loss Before Income Taxes [Abstract]
Depreciation and amortization expense											96,034		89,152		94,023
Restructuring and Related Business Transformation Costs [Abstract]
Identifiable assets											1,943,623		2,078,883	[4]	2,324,118	[4]
Capital expenditures											44,746		25,820		19,829
Operating Segments [Member] | Energy [Member]
Segment Reporting Information [Line Items]
Revenue		301,600		137,900	[5]		719,400		385,800	[5]	628,405		753,504		1,045,001
Adjusted EBITDA		98,600		22,000	[5]		199,200		70,200	[5]	143,770		186,810		309,129
Less items to reconcile Segment Adjusted EBITDA to Loss Before Income Taxes [Abstract]
Depreciation and amortization expense											55,509		53,763		46,589
Restructuring and Related Business Transformation Costs [Abstract]
Identifiable assets											1,501,027		1,572,814	[4]	2,040,561	[4]
Capital expenditures											21,402		38,598		44,269
Operating Segments [Member] | Medical [Member]
Segment Reporting Information [Line Items]
Revenue		59,800		59,100	[5]		172,000		172,200	[5]	228,674		223,677		218,946
Adjusted EBITDA		16,800		16,600	[5]		46,900		44,700	[5]	61,932		59,493		52,543
Less items to reconcile Segment Adjusted EBITDA to Loss Before Income Taxes [Abstract]
Depreciation and amortization expense											21,182		20,109		19,738
Restructuring and Related Business Transformation Costs [Abstract]
Identifiable assets											486,231		469,613	[4]	473,346	[4]
Capital expenditures											8,268		6,555		9,448
Corporate [Member]
Less items to reconcile Segment Adjusted EBITDA to Loss Before Income Taxes [Abstract]
Corporate expenses not allocated to segments		13,800		5,200	[5]		30,900		18,800	[5]	22,696	[6]	24,974	[6]	47,325	[6]
Restructuring and Related Business Transformation Costs [Abstract]
Identifiable assets											385,067		340,736	[4]	269,096	[4]
Segment Reconciling Items [Member]
Less items to reconcile Segment Adjusted EBITDA to Loss Before Income Taxes [Abstract]
Interest expense		30,100		43,000	[5]		115,400		128,700	[5]	170,338	[6]	162,861	[6]	164,376	[6]
Depreciation and amortization expense		43,500		42,900	[5]		126,900		126,900	[5]	172,725	[6]	163,024	[6]	160,350	[6]
Impairment of goodwill and other intangible assets	[7]	0		0	[5]		0		1,500	[5]	25,252	[6]	421,425	[6]	235,023	[6]
Sponsor fees and expenses		0	[8]	1,800	[5],[8]		17,300	[8]	3,800	[5],[8]	4,816	[6],[9]	4,613	[6],[9]	3,723	[6],[9]
Restructuring and related business transformation costs		6,300		18,200	[5]		20,500		46,200	[5]	78,677	[6]	31,409	[6]	36,551	[6]
Acquisition related expenses and non-cash charges		1,200	[10]	1,900	[5],[10]		3,100	[10]	3,600	[5],[10]	4,258	[6],[11]	4,764	[6],[11]	9,831	[6],[11]
Environmental remediation loss reserve		0	[12]	0	[5],[12]		900	[12]	0	[5],[12]	5,570	[6],[13]	0	[6],[13]	0	[6],[13]
Other adjustments		3,000	[14]	3,200	[5],[14]		9,800	[14]	1,800	[5],[14]	2,167	[6],[15]	(2,521)	[6],[15]	40,652	[6],[15]
Restructuring and Related Business Transformation Costs [Abstract]
Restructuring and related business transformation costs		$ 6,300		$ 18,200	[5]		$ 20,500		$ 46,200	[5]	$ 78,677	[6]	$ 31,409	[6]	$ 36,551	[6]

[1]	See Note 3 "Restructuring."
[2]	See Note 4 "Restructuring."
[3]	Settlement of suit filed by certain purported shareholders in connection with the Company's entry into the definitive merger agreement with KKR in 2013. See Note 18 "Contingencies."
[4]	General corporate identifiable assets as of December 31, 2015 and 2014 were restated to reclassify the unamortized debt issuance cost asset from "Other assets" in accordance with the adoption of ASU 2015-03. See "Note 2: New Accounting Standards" for further discussion on the adoption.
[5]	In the fourth quarter of fiscal 2016, the Company modified its methodology for presenting reconciling items from Income (Loss) Before Income Taxes. The reconciling items for the three and nine month periods ended September 30, 2016 have been restated to conform to the methodology used in the three and nine month periods ended September 30, 2017, and included the following:
[6]	In the fourth quarter of fiscal 2016, the Company modified its methodology for presenting reconciling items from Loss Before Income Taxes. The reconciling items for the years ended December 31, 2015 and 2014 have been restated to conform to the methodology used in the year ended December 31, 2016, and include the following:
[7]	Represents non-cash charges for impairment of goodwill and other intangible assets.
[8]	Represents management fees and expenses paid to KKR, including a monitoring agreement termination fee of $16.2 million paid in the three month period ending June 30, 2017.
[9]	Represents management fees and expenses paid to KKR.
[10]	Represents costs associated with successful and/or abandoned acquisitions, including third-party expenses, post-closure integration costs and non-cash charges and credits arising from fair value purchase accounting adjustments.
[11]	Represents third party costs associated with successful and/or abandoned acquisitions, including post-closure integration, and non-cash charges and credits arising from fair value purchase accounting adjustments.
[12]	Represents estimated environmental remediation costs and losses relating to a former production facility.
[13]	Represents estimated environmental remediation costs and losses of a former production facility.
[14]	Includes (i) foreign exchange gains and losses, (ii) effects of amortization of prior service costs and amortization of gains in pension and other postretirement benefits (OPEB) expense, (iii) certain legal and compliance costs and (iv) other miscellaneous adjustments.
[15]	Includes (i) foreign exchange gains and losses, (ii) non-cash impact of net LIFO reserve adjustments, (iii) effects of amortization of prior service costs and amortization of gains in pension and other postemployment benefits (OPEB) expense, (iv) certain legal and compliance costs, (v) shareholder litigation settlement loss ($30.0 million in 2014), (vi) costs to exit and settle loss contracts ($10.1 million in 2014), and (vii) other miscellaneous adjustments.